Document and Entity Information	Jan. 04, 2036
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 27, 2021
Entity Incorporation, State or Country Code	MA
Entity File Number	1-9047
Entity Tax Identification Number	04-2870273
Entity Registrant Name	INDEPENDENT BANK CORP.
Entity Address, Address Line One	2036 Washington Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02339
City Area Code	781
Local Phone Number	878-6100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	INDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000776901
Amendment Flag	false
Mailing Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	288 Union Street
Entity Address, City or Town	Rockland
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02370